Significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant accounting policies
3.	Significant accounting policies

3.1.	Basis f or consolidation
The consolidated financial statements comprise the financial statements of Azul and its subsidiaries as of December 31, 2019. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns.
The Company
re-assesses
whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when assets, liabilities, income and expenses of a subsidiary acquired during the year are included in the statements of net income (loss) from the date the Company gains control, and ceases on the date the Company loses control of the subsidiary.
When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with those of the Company. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

3.2.	Cash and cash equivalents
Cash and cash equivalents are held in order to meet short-term cash commitments and not for investment or other purposes. The Company considers as cash equivalents deposits or instruments which are readily convertible into a known cash amount and subject to an insignificant risk of change in value. The Company considers as cash equivalents instruments with original maturities of less than three months.

3.3	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

3.3.1.
Non-derivative
financial assets—initial recognition and subsequent measurement
Initial recognition
Non-derivative
financial assets, other than trade receivables, are measured at initial recognition at their fair value plus (in the case of a financial asset not at fair value through profit or loss) transaction costs that are directly attributable to the acquisition of the financial asset.
Trade receivables that do not contain a significant financing component are measured at initial recognition at the transaction price.
Classification of financial instruments
Under IFRS 9, classification and measurement of financial instruments is based on the business model of the Company to manage financial assets and on the contractual cash flow characteristics of the financial assets.
Financial assets are classified in three categories:
(i)    measured at amortized cost,
(ii)    measured at fair value through other comprehensive income, and
(iii)    measured at fair value through profit or loss
For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it needs to give rise to cash flows that are “exclusively principal and interest payments” (also referred to as the “SPPI” test) on the principal amount outstanding. This evaluation is performed at instrument level.
The Company’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both.
Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or convention in the market (regular negotiations) are recognized on the trade date, that is, the date on which the Company undertakes to buy or sell the asset.
Business model assessment
The business model assessment requires classification of the asset in one of the business models defined by IFRS 9. The business models reflect how the Company manages the financial asset in order to generate cash flows on the basis of scenarios that the Company reasonably expects to occur. In order to perform the business model assessment, the Company has grouped financial assets in portfolios of assets that are managed together.

Management Objective	Measurement
Collect contractual payments over the life of the instrument	Amortized cost
Collecting contractual cash flows and selling financial assets	Fair value through other comprehensive income
Held for trading or measured in a fair value basis	Fair value through profit or loss
Contractual cash flow characteristics assessment
The contractual cash flow characteristic assessment requires to determine whether the contractual cash flows of the assets consists solely of payment of principal or interest on the principal amount outstanding “SPPI”. When the asset cash flows is SPPI, it will be subsequently measured following the result of the business model assessment. However when the asset cash flows is not SPPI, it will be measured at fair value through profit or loss irrespective of the result of the business model assessment.
Subsequent measurement of the financial assets of the Company
The criteria for subsequent measurement of the financial assets of the Company is presented below:

•
At amortized cost – Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired
;

Financial assets at amortised cost includes: restricted investments, trade and other receivables other than credit card receivables, receivables from related parties, security deposits and maintenance reserves;

•
At fair value through other comprehensive income (OCI) – For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss
;

•
At fair value thorough profit of loss – Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the statement of profit or loss.
Financial assets at fair value through profit or loss include:Financial instruments, short-term investments and the TAP Convertible Bonds presented under long-term investments

3.3.2.
Non-derivative
 financial liabilities—initial recognition and subsequent measurement
Initial recognition
Financial liabilities are initially classified as financial liabilities at fair value through profit or loss, financial liabilities at amortized cost, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
Non-derivative
financial liabilities are measured at initial recognition at its fair value less transaction costs that are directly attributable to the acquisition of the financial asset.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognised in the statement of profit or loss. Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings
This is the category most relevant to the Company. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of profit or loss.
All
non-derivative
financial liabilities of the Company at the reporting date are measured at amortized cost and consists of loans and financings and accounts payable, except for those designated as hedge item in a fair value hedge (Note 24).
3.3.3. Financial instruments and hedge accounting– Initial recognition and subsequent measurement
Initial recognition and subsequent measurement
The Company uses financial instruments, such as currency forward contracts options and NDF to hedge itself against the currency risk, heating oil swaps to hedge the fuel price risk and interest rate swaps to hedge against the interest risk. Financial instruments not designated as hedge instruments are recognized initially at fair value on the date when the derivative contract is entered into and are subsequently remeasured at fair value. The accounting for subsequent changes in fair value to derivatives that are hedge instruments in a hedge accounting depends of the nature of the item being hedged and the type of hedge relationship designated. Derivatives are presented as financial assets when the instrument’s fair value is positive and as financial liabilities when fair value is negative.
Any gains or losses from changes in the fair value of derivatives not designated to hedge accounting during the year are recorded directly in profit or loss. The accounting treatments for derivatives designated as hedge instruments are presented in the next topic.
Hedge accounting
The following classifications are used for hedge accounting purposes:

•	Fair value hedge when hedging against exposure to changes in fair value of recognized assets or liabilities, or an unrecognized firm commitment.

•
Cash flow hedge when providing protection against changes in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction which may affect the income or foreign currency risk in an unrecognized firm commitment.

On inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting, as well as the Company’s objective and risk management strategy for undertaking the hedge. The documentation includes identification of the hedge instrument and item or transaction being hedged, the nature of the risk being hedged and risks excluded, and effectiveness assessment approach using prospect basis proving the existence of economic relationship between the hedged item and hedge instrument, that credit risk does not dominate the value changes that results from that economic relationship and how the hedge ratio is determined, including possible sources of ineffectiveness by performing a qualitative (when the critical terms of hedged item and hedge instrument match or are closely aligned – as nominal amount, maturity and underlying) or quantitative.
Hedges that meet the criteria for hedge accounting are accounted for as follows:
Fair value hedge
The gain or loss resulting from changes in fair value of a hedge instrument (for derivative hedge instrument) or the foreign exchange component of its carrying amount is recognized in profit or loss or other comprehensive income, if the hedging instruments hedges an equity instrument for which the Company has elected to present changes in fair value in other comprehensive income. The gain or loss on the hedged item shall adjust the carrying amount of the hedged item (for on-balance
item) and be recognized in profit of loss.
If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.
When an unrecognized firm sales commitment is designated as a hedged item in a hedge relationship, the change in fair value of the firm sales commitment attributable to the hedge risk is recognized as a financial asset or as a financial liability, with the recognition of a corresponding gain or loss in the statements of net income (loss). The accumulated balance in the statement of financial position resulting from successive changes in fair value of the firm sales commitment attributable to the hedged risk will be transferred to the balance of the hedged item upon its recognition (recognition of balance is either of accounts payable or accounts receivable).
The Company holds interest rate swaps to hedge against its exposure to changes in fair value of some of its aircraft financing (Note 24).
Cash flow hedge
The effective portion of a gain or loss from the hedge instrument is recognized directly in other comprehensive income. When the hedge ratio is not aligned, giving rise to ineffectiveness, but the risk management strategy is the same, the Company shall rebalance the hedge ratio in order to meet the hedge effectiveness requirements.

Any gain or loss remaining from the hedge instrument (as result of the rebalancing) is deemed an ineffectiveness and shall be recorded in profit or loss.
The amounts recorded in other comprehensive loss are transferred to the statement of net income (loss) in tandem with the hedged transaction impact on profit or loss. For example, when a forecasted sale occurs or when the income or expense being hedged is recognized. When the hedged item is the cost of a non-financial
asset or
non-financial
liability, the amounts recorded as other comprehensive loss are transferred to initial carrying amount of the non-financial
assets or liability.
The Company shall discontinue hedge accounting prospectively only when the hedging relationship ceases to meet the qualifying criteria (after taking into account any rebalancing of the hedging relationship).
If the occurrence of the forecast transaction or firm commitment is no longer likely, the amounts previously recognized in other comprehensive loss are transferred to the statement of net income (loss). If the hedge instrument expires or is sold, terminated, exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in comprehensive loss remains deferred in other comprehensive loss until the forecast transaction or firm commitment affects profit or loss.
The Company uses swap contracts to hedge against its exposure to the risk of changes in floating rates related to its finance lease transactions and currency option to hedge the notional amount of debt denominated in foreign currency.
Current and
non-current
classification
Derivative instruments that are not classified as effective hedge instruments are classified as current, non-current
or segregated into current or
non-current
portions based on the underlying contractual cash flows.

•
When the Company expects to maintain a derivative as an economic hedge (and to not apply hedge accounting) for a period exceeding 12 months after the statement of financial position date, the derivative is classified as non-current
(or segregated into current and
non-current
portions), consistent with the classification of the underlying item.

•	Embedded derivatives that are not closely related to the host contract are classified in a manner consistent with the cash flows of the host contract.

•
Derivative instruments that are designated as and are effective hedge instruments are classified consistently with the classification of the underlying hedged item. The derivative instrument is segregated into current and non-current
portion only if a reliable allocation can be made.

3.3.4.	Derecognition of financial assets and financial liabilities
Financial assets
Financial assets, or where appropriate, part of a financial asset or part of a group of similar financial assets, are derecognized when:

•	The rights to receive cash flows from the assets have expired; or

•
The Company has transferred their rights to receive cash flows of the assets and (a) the Company has substantially transferred all the risks and benefits of the assets, or (b) the Company has not transferred or retained substantially all the risks and benefits related to the assets, but has transferred control of the assets.

When the Company has transferred their rights to receive cash flows from assets and has not transferred all the risks and rewards relating to an asset, that asset is recognized to the extent of the continuing involvement of the Company. In this situation, the Company also recognizes an associated liability.
The transferred assets and associated liabilities are measured based on the rights and obligations that the Company has retained.
Continuing involvement that takes the form of a guarantee on the assets transferred is measured by the original book value of the assets or the maximum payment that may be required from the Company, whichever is lower.
Financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires.
When an existing financial liability is replaced by another from the same lender with substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability, with the difference in the corresponding book values recognized in the statements of net income (loss).

3.3.5.	Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liability simultaneously.

3.3.6.	Impairment of financial assets
The Company recognizes an allowance for losses on financial assets for expected credit losses in line of IFRS 9 requirements.
Trade receivables and contract assets
The Company uses the simplified approach allowed by IFRS 9 to estimate the allowance for losses on trade receivables.
Under the simplified approach
,
the Company estimates expected credit losses over the life of the receivables at the reporting date (which in all cases have a contractual life shorter than 12 months) since they result from transactions with customers and do not have a significant financing component.
In estimating expected credit losses the Company considers credit card receivables as receivables with a low risk of default. Considering that it has a relevant history of no credit risk losses on such receivables and that it does not expect losses during the lifetime of those receivables no allowance has been recognized for those assets.
In order to estimate expected credit losses for other trade receivables and contract assets
,
the Company aggregates such assets in portfolios of receivables which share credit risk characteristics. The Company currently uses portfolios to estimate credit losses. For each portfolio
,
the Company measures the historic rate of losses (net of recoveries) on defaulted receivables over a relevant historic period considering that, generally, a receivable has defaulted when it is more than 90 days overdue. Such historical default rate for the portfolio is subsequently adjusted to incorporate an estimate of the impact of future economic conditions on past historic rates.
The estimate of the impact of future economic conditions is based on the observed correlation of defaults with macroeconomic indicators. The Company periodically reviews the historic period over which defaults are measured and, the relevant macroeconomic indicator to use and how the correlate with the experience of defaults.
Other financial assets
For other financial assets
,
the Company assesses individually for each counterparty whether there has been a significant increase in the credit risk of the asset since initial recognition or not. Such determination is based on information already available to the Company. If and when credit risk ratings of the counterparty are publicly available
,
such information is also taken into consideration.

For financial assets with no significant increase in credit risk
,
an estimate is made of expected credit losses that result from default events on a financial instrument that are possible within the 12 months after the reporting date. For those assets with a significant increase in credit risk
,
the estimate is made of losses that result from default events that are possible over the lifetime of the asset.
An allowance for loss is recognized when the Company estimates that the risk of credit losses during the period exists. In measuring the allowance
,
the Company considers at least three scenarios (standard, optimistic and pessimistic) and for each an estimate of cash inflows (including cash inflows from collateral) is made. The resulting estimated cash flows for each scenario is discounted to present value to the reporting date and are probability-weighted based on a judgmental determination of the probability of each scenario.

3.3.7.	Fair value of financial instruments
The fair value of financial instruments actively traded in organized financial markets is determined based on prices quoted in the market at close of business at the statement of financial position date, not including the deduction of transaction costs.
The fair value of financial instruments for which there is no active market is determined using valuation techniques. These techniques can include use of recent market transactions, references to the current fair value of other similar instruments, analysis of discounted cash flows, or other valuation models.
An analysis of the fair value of derivative financial instruments and more details about how they are calculated is described in Note 24.

3.4.	Inventories
Inventories consist of aircraft maintenance parts, snack supplies and uniforms. Inventories are valued at cost or net realizable value, whichever is lower, net of any provision for inventory.

3.5.	Taxes
Income tax expense, deferred tax assets and liabilities reflect management’s best assessment of estimated current and future taxes to be paid. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. In Brazil, income tax is determined on each legal entity, that is, not on a consolidated basis.
Provisions for income tax and social contribution are based on the taxable income of the year considering the offset of tax loss carryforwards, up to the limit of 30% of annual taxable income. Tax rates and tax laws used to calculate the amounts are those in force at the statement of financial position dates. The income from foreign subsidiaries is subject to taxation pursuant to local tax rates and legislation. In Brazil, these incomes are taxed according to Law 12.973/14.

Deferred income taxes and social contribution arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future.
Deferred income tax assets and liabilities are measured at tax rates that are expected to be applicable in the year that the assets will be realized or the liability settled, based on tax rates (and tax law) enacted or substantially enacted on each statement of financial position date.
The book value of the deferred tax assets is presented net if there is a legal or contractual right to offset tax assets against tax liabilities and deferred taxes are related to the same taxable entity and is reviewed on each statement of financial position date and written off to the extent that it is no longer probable that taxable profits will be available to allow that all or part of the deferred taxes assets will be used.
Unrecognized deferred tax assets are reassessed on each statement of financial position date and are recognized to the extent that it becomes probable that future taxable profit will allow that the deferred tax assets be recovered.
Deferred income tax and social contribution relating to equity items are recognized directly in equity. The Company assesses on a regular basis the tax status of situations in which tax law requires interpretation and records provisions if appropriate.

3.6.	Foreign currency transactions
The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional currency.
Transactions in foreign currencies are initially translated into Brazilian reais using the exchange rates prevailing at the date of the transaction.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rates prevailing at the statement of financial position date.
Non-monetary
items denominated in foreign currency at historical cost basis are translated into the functional currency using the exchange rates on the dates of original transactions.
Non-monetary
items denominated in foreign currency measured at fair value are translated using the exchange rates prevailing on the date of determination of fair value.
Differences arising on settlement or transaction of monetary items are recognized in the statement of net income (loss). Changes in fair value of the hedging instruments are recorded using the accounting treatment described in note 3.3.
3
“Financial instruments”.

3.7.	Property and equipment
Assets included in property and equipment are stated at acquisition or construction cost including interest and other financial charges.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Aircraft	12 years
Furniture and fixtures	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance – engines	3 to 8 years
Heavy maintenance – structural checks	2 to 10 years
Engines	12 years
Leasehold improvements	10 years
Simulators	20 years
Vehicles	5 years
The net book value and useful life of assets and the depreciation methods are reviewed at the end of each year and adjusted prospectively, if necessary.
The book value of property and equipment is tested for impairment when there is an indicator that the carrying value may be greater than the estimated recoverable amount.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in “Other operating expenses, net”.

3.7.1 .	Lease
The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Company recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.
Right-of-use
assets
The Company recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities (except for the impact of changes in foreign exchange rates). The cost of right-of-use
assets includes the amount of lease liabilities recognized at the discount rate and foreign exchange rate at commencement date, initial direct costs incurred, and lease payments made at or before the commencement date, plus the initial estimate of restoration costs expected to be incurred at the end of the contract, less any lease incentives received.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
The
right-of-use
assets are also subject to impairment.
Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including insubstance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate.
Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs. In 2018 and 2019, the total expenses related to the variable lease payments were immaterial.
In calculating the present value of lease payments, the Company uses the interest rate implicit in the lease and, when it is not readily available, the incremental borrowing nominal rate at the lease commencement date.
In determining the discount rate, the Company used, in each of the years in which assets were incorporated into the balance sheet, the cost of raising debt in the American and Brazilian markets. For operations in the Brazilian market, the Company converted the cost to the equivalent of a dollar transaction, adjusting for the country risk and interest rate differential between Brazil and United States. Thus, we understand that the inflationary effects are irrelevant, especially considering that 99.4% of the Company’s leases are determined in US dollars.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of
low-value
assets
The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term. In 2018 and 2019, the total expenses related to the leases of low value assets were immaterial.

3.7.2 .	Sale and leaseback transaction
If the Company transfers the asset to another entity and leases it back from the buyer, the Company applies the requirements under IFRS 15 to determine if the transaction qualifies as a sale for which revenue is recognized, or whether the transaction is a collateralized borrowing.
If the transfer of the asset qualifies as a sale under IFRS 15, the Company measures a right-of-use asset arising from the leaseback as the proportion of the carrying amount of the asset that relates to the right-of-use retained. The gain (or loss) that the Company recognizes is limited to the proportion of the total gain (or loss) that relates to the rights transferred to the buyer-lessor.
If the transfer of the asset does not meet the requirements of IFRS 15 to be accounted for as a sale of the asset, the Company continues to recognize the transferred asset and recognizes a financial liability equivalent to the cash received from the transfer in accordance with the requirements of IFRS 9.

3.7.3 .	Sublease transaction
When the underlying asset is leased again by the Company to a third party, and the original lease remains in effect, the Company assesses whether it is a finance or operating sublease by analyzing the extent to which the lease transfers the risks and benefits inherent in the right of use.
Regardless of the sublease classification, the accounting for the lease liability of the original lease remains unchanged.

•
Finance sublease: the Company
de-recognizes
the right of use asset and recognizes a sublease receivable. The difference between the net book value of depreciation of the right of use and the present value of the sublease receivable is recognized immediately in the income statement under the heading “Other operating expenses, net”.

•
Operating sublease: the Company continues to recognize the right of use, which in turn continues to depreciate in accordance with the Company’s policy. Sublease revenue is recognized throughout the sublease contract under the heading “Cargo and other revenues”.

3.7.4 .	Aircraft and right-of-use decomponentization and capitalization of heavy maintenance events and structural checks
At the initial recognition of aircraft or
right-of-use
assets, the Company allocates the total cost of the aircraft between four major components; airframe, engines, heavy maintenance and structural checks. The useful economic life is the period extending up to the next heavy maintenance or structural check or the remaining useful life of the aircraft/engines or lease contract, whichever is shorter.

The Company has maintenance contracts for its engines that cover all significant maintenance events. The Company has
“power-by-the-hour”
type contracts, which estipulate a rate for maintenance per hour flown, which are paid in accordance with the total hours flown when maintenance occurs.
Subsequent heavy maintenance events and structural checks, which increase the useful lives of the assets, are capitalized and recognized as property and equipment or in addition to the right-of-use assets, according to the underlying asset. Subsequently they are depreciated during the respective period of use or until the end of the lease. Repairs and other routine maintenance are recognized in the maintenance expenses during the period in which they are incurred.

3.7.5 .	Capitalization of contractual obligations with aircraft return conditions
The costs resulting from the maintenance events that will be carried out immediately before the return of the aircraft to the lessors (defined as restoration events under IFRS 16) are recognized as provisions from the beginning of the contract, as long as they can be reasonably estimated. In addition, a right-of-use asset is recognized and depreciated on a straight-line basis over the lease term.

3.7.6 .	Advance payments for acquisition of aircraft
Advance payments for acquisition of aircraft are recorded in property and equipment, including interest and financial charges incurred during the aircraft manufacturing phase and improvements to third-party assets.
The Company receives credits from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction in the acquisition cost of related aircraft and engines, against a charge to other accounts receivable and then recorded as an expense or asset, when the credits are used for the additional acquisition of goods or services.

3.8.	Business Combinations
The Company accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of net income (loss). After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the years ended December 31, 2019 and 2018, the Company has not completed any business combination transaction.

For combinations between entities under common control, the Company accounts under the Predecessor Accounting Method. Assets and liabilities of the acquired entity are stated at predecessor carrying values. These intra-group transactions have no impact in the consolidated financial statements.

3.9.	Intangible assets
Separately acquired intangible assets are measured at cost on initial recognition. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses. Internally generated goodwill are not capitalized.
The useful life of intangible assets is assessed as definite or indefinite.
Intangible assets with definite useful lives are amortized over their estimated useful lives and tested for impairment, whenever there is an indication of any loss in the economic value of the assets. The period and method of amortization for intangible assets with definite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization of intangible assets with definite lives is recognized in the statements of net income (loss) in the expense category consistent with the use of intangible assets (Note 15).
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at each year-end
or whenever there is an indicator that their carrying amount cannot be recovered. The assessment is reviewed annually to determine whether the indefinite useful life continues to be supportable. If not, the change in useful life from the indefinite to definite is made on a prospective basis.
Gains and losses resulting from the disposal of intangible assets are measured as the difference between the net disposal proceeds and the book value of assets, and are recognized in the statements of net income (loss).
In connection with the acquisition of TudoAzul (former TRIP), the Company identified airport operating licenses as having indefinite useful lives. The fair value of Pampulha, Santos Dumont and Fernando de Noronha airports operating licenses were recognized at fair value at the acquisition date. Fair value of operating licenses was based on estimated discounted future cash flows. Operating licenses are considered to have indefinite useful lives due to several factors, including requirements for necessary permits to operate within Brazil and limited landing rights availability in Brazil’s most important airports regarding traffic volume.

3.10.	Impairment of non-financial assets
The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions which may indicate that an asset is not recoverable.

If any, those indicators are identified when performing the annual impairment testing and the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (CGU) fair value less cost to sell or its value in use. When the carrying amount of intangibles exceed its recoverable amount, an impairment charge is recorded and the asset is written down to its recoverable amount.
The reversal of an impairment loss should be recognized if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment test was carried out. The amount of any reversal that can be recognized is restricted to increasing the relevant asset’s carrying value to the carrying value that would have been recognized if the original impairment had not occurred.
The Company operates as a single CGU.
In estimating the value in use of assets, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects the weighted average cost of capital for the industry in which the cash-generating unit operates. The fair value less cost to sell is determined, whenever possible, based on a firm sales agreement carried out on an arm’s length basis between known and interested parties, adjusted for expenses attributable to asset sales, or when there is no firm sale commitment, based on the market price of an active market or most recent transaction price of similar assets.
The following assets have specific characteristics for impairment testing:
Goodwill
Goodwill is tested for impairment annually or when circumstances indicate that the carrying value may not be recoverable.
Impairment is determined for goodwill by assessing the recoverable amount of the single CGU taking the Company as a whole.
When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Intangible assets
Intangible assets with indefinite useful lives are tested for impairment annually at the CGU level, and when circumstances indicate that the carrying value may be impaired.
3.11.	Security deposits and maintenance reserves

a)	Security deposits
Security deposits are guarantee deposits held as collateral related to aircraft lease contracts paid to lessors at the inception of the lease agreement that will be refunded to the Company when the aircraft is returned to the lessor at the end of the lease agreement. Security deposits are denominated in U.S. Dollars and do not bear interest.

b)	Maintenance reserves
Certain master lease agreements provide that we pay maintenance reserves to aircraft lessors to be held as collateral in advance of the performance of major maintenance activities. Maintenance reserve deposits are reimbursable to us upon completion of the maintenance event in an amount equal to the lesser of (1) the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or (2) the costs related to the specific maintenance event. Substantially all of these maintenance reserve payments are calculated based on a utilization measure, such as flight hours or cycles, and are used solely to collateralize the lessor for maintenance.
At the lease inception and at each statement of financial position date, we assess whether the maintenance reserve payments required by the master lease agreements are expected to be recovered through the performance of qualifying maintenance on the leased assets. Maintenance deposits expected to be recovered from lessors are reflected in security deposits and maintenance reserves in the accompanying statements of financial position. We assess recoverability of amounts currently on deposit with a lessor by comparing them to the amounts that are expected to be reimbursed at the time of the next maintenance event, and amounts not recoverable are considered maintenance costs. Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed (comparative figures, previously presented as non-current on its entirety, have been reclassifed to improve comparability between periods presented).

3.12.	Provisions
Provisions are recognized when the Company has a present legal or constructive obligation, and as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made.
When the Company expects that the value of a provision will be reimbursed, in whole or in part, as for example under an insurance contract, the reimbursement is recognized as a separate asset but only when reimbursement is virtually certain. The expense relating to any provision is presented in the statements of net income (loss), net of any reimbursement.
The Company is party in other judicial and administrative proceedings. Provisions are set up for all legal claims related to lawsuits for which it is probable that an outflow of funds will be required to settle the legal claims obligation and a reasonable estimate can be made. The assessment of probability of loss includes assessing the available evidence, the hierarchy of laws, the most recent court decision and their relevance in the legal system, as well as the assessment of legal counsel.

If the Company identifies an onerous contract, a contract in which the unavoidable costs of meeting the obligations of the contract exceed the economic benefits expected to be received over the same contract, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, the Company assesses and recognizes any impairment losses that have occurred on the assets related to that contract in accordance with IAS 36 – Impairment.

3.13.	Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

3.14.	Employee benefits

i)	Executive bonus
The Company records a provision for executive bonus, which payment is contingent to meeting predefined goals and it is recorded under Salaries, wages and benefits.

ii)	Share-based payment
The Company offered its executives share-based payments to be settled with Company shares, where the Company receives services provided by these professionals in consideration for share options and restricted stock units.
The cost of equity settled awards with employees is measured based on the fair value as of the grant date. In order to determine the fair value of share options, the Company uses the Black-Scholes option pricing model (Note 28).
The cost of equity-settled awards is recognized together with a corresponding increase in equity over the period in which performance and/or service conditions are fulfilled, ending on the date the employee acquires the full right to the award (vesting date). The cumulative expense for equity settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and management’s best estimate of the number of equity instruments that will be vested.
The expense or credit in the statement of the operations for the period is recorded in “Salaries, wages and benefits” and represents the change in the accumulated expense recognized in the period.
No expense is recognized for awards that do not vest, except for awards in which vesting is subject to a market or non-vesting
condition. These are treated as vested, regardless of whether the market conditions are met or not, provided that all the other exercise conditions are met.

When the terms of an equity-settled award are modified, the minimum expense is that which would have been recognized had the terms not been modified. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or otherwise benefits the employee, as measured at the date of modification.
When an equity
-
settled award is cancelled, it is treated as having vested on the cancellation date and any expense not recognized for the award is immediately recognized. This includes any award in which the non-vesting
conditions within the control of the Company or the counterparty are not met. However, if a new plan replaces the plan canceled and designated as a replacement award on the date of grant, the canceled plan and the new plan are treated as if they were a modification to the original plan, as described in the previous paragraph.
The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the service period with the recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in the statement of the operations for the period in ‘Salaries, wages and benefits’.

3.15.	Accounts payable - Supplier finance
The Company negotiated with suppliers to extend payment terms. As a result, the Company signed an agreement with financial institutions to allow the anticipation of trade receivables from its suppliers. Taking into account that the early receipt with financial institutions is an option for suppliers, this does not generate financial expenses for the Company, it does not require the mandatory participation of suppliers, and the Company is neither refunded and/nor benefited with discounts from the financial institution due to prepayment before the maturity date agreed upon with the supplier. There is no change in the bill subordination level in the event of judicial execution.

3.16.	Revenue
Passenger tickets revenue is recognized upon effective rendering of the transportation service. Travel-related services revenue is recognized when the related transportation service is provided being classified as passenger revenue. Travel-related services include baggage fees, administrative charges, upgrades and other travel related charges.
The Company recognizes revenue for tickets and travel-related services sold upon the departure of the related scheduled flight and for tickets and travel-related services sold that are expected to expire unused (breakage). The Company estimates the value of future refunds and exchanges, net of forfeitures for all unused tickets, once the flight date has already passed. These estimates are based on historical data and experience from past events.
IFRS 15 requires disclosure of quantitative and qualitative information about transaction price allocation to unsatisfied or partially satisfied performance obligations. The Company decided to apply the practical expedient to not disclose such information as the performance obligations are part of contracts with expected duration of one year or less.

3.17.	“TudoAzul” Program
Under the “TudoAzul” program
,
customers accrue points based on the amount spent on tickets flown. The amount of points earned depends on TudoAzul membership status, market, flight, day

o
f

week,
advance purchase, booking class and other factors, including promotional campaigns. The Company recognizes revenue on points that are estimated to expire unused. Points in general expire two years after the date earned regardless of activity in the account.
Upon the sale of a ticket, the Company recognizes a portion of the ticket sales as revenue when the transportation service occurs and defers a portion corresponding to the points earned under the TudoAzul Program, in accordance with IFRS 15, Customer Loyalty Programs in the account “Air Traffic Liabilities”.
The Company determines the estimated selling price of the air transportation and points as if each element had been sold on a separate basis and was therefore based on the stand alone selling price.
The Company sells points to customers and also to business partners, including co-branded
credit cards, financial institutions and other businesses. The related revenue is deferred and recognized as passenger revenue when points are redeemed and the related transportation service occurs, based on the weighted average price of the points sold.
Sales of points are comprised of two components, transportation and marketing. Accordingly, we recognize the marketing component in “other revenue” based on contractual terms.
Points awarded or sold and not used are recorded in “Air traffic liability”. The Company recognizes revenue for points sold and awarded that will never be redeemed by program members. The Company estimates such amounts annually based upon the latest available information regarding redemption and expiration patterns.

3.18.	Segment information
IFRS 8 requires that operations are identified by segment based on internal reports that are regularly reviewed by the Company´s chief operating decision maker to allocate funds to segments and assess their performance.
The operations of the Company consist of air transportation services in Brazil. The Company’s management allocates funds based on the consolidated results. The main revenue-generating assets of the Company are its aircraft, from which revenue is generated in Brazil. Other revenues are basically derived from cargo operations and all items are directly attributed to air transport services that are recognized in income for the year when the services are rendered.
Based on how the Company manages its business and the way in which fund allocation decisions are taken, the Company has only one operating segment for financial reporting purposes.

3.19.	New and amended standards and interpretations
IFRS 16
IFRS 16 was issued in January 2016 and replaces IAS 17,
Leases
, IFRIC 4
, Determining whether an Agreement Contains a Lease
,
SIC-15,
Operating leases-Incentives
and
SIC-27
–
Evaluating the Substance of Transactions in the Legal Form of a Lease
.
IFRS 16 is effective for annual periods beginning on or after January 1, 2019.
Transition to IFRS 16
A lessee can apply IFRS 16 either by a full retrospective approach or a modified retrospective approach. Azul applied the full retrospective transition approach on January 1, 2019 to each prior reporting period presented. Under the full retrospective method the comparative information was restated.
Azul elected to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset is of low value. Azul has leases of certain equipment (i.e., personal computers, printing and photocopying machines as well as communicating equipment) that are considered of low value.

The impact of IFRS 16 adoption is presented as follows:

	December 31,2018			December 31,2017			January 01,2017
	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Consolidated Balance Sheets
Asset

Current assets
Sublease receivable (e)	—	73,671	73,671	—	57,768	57,768	—	52,278	52,278
Prepaid expenses (g)	163,829	(48,376)	115,453	109,784	(27,128)	82,656	97,501	(23,997)	73,504
Other-current assets (h)	111,714	(1,091)	110,623	199,225	(418)	198,807	—	—	—

Non-current assets
Sublease receivable (e)	—	288,067	288,067	—	308,824	308,824	—	361,173	361,173
Other non-current assets (g), (h)	520,723	(123,325)	397,398	215,707	(45,891)	169,816
ROU - leased aircraft and other assets (a), (b), (g), (j)	—	4,926,326	4,926,326	—	4,377,725	4,377,725	—	4,063,048	4,063,048
ROU - maintenance of leased aircraft (d), (g)	—	632,900	632,900	—	374,384	374,384	—	115,259	115,259
Property, plant and equipment (b)	3,289,219	(1,446,980)	1,842,239	3,325,535	(1,444,764)	1,880,771	3,439,980	(1,318,328)	2,121,652

Liabilities and equity

Current liabilities
Loans and financing (c)	335,051	(176,238)	158,813	568,234	(149,036)	419,198	985,238	(151,825)	833,413
Lease liabilities (a), (c)	—	1,237,909	1,237,909	—	914,600	914,600	—	790,819	790,819
Accounts payable (e)	1,166,291	121,370	1,287,661	953,534	18,216	971,750	1,034,317	19,789	1,054,106
Provisions (j)	—	36,083	36,083	—	—	—	—	—	—

Non-current liabilities
Loans and financing (c)	3,370,971	(773,658)	2,597,313	2,921,653	(762,412)	2,159,241	3,049,257	(850,129)	2,199,128
Lease liabilities (a), (c)	—	7,681,837	7,681,837	—	6,428,893	6,428,893	—	6,242,168	6,242,168
Deferred income taxes (i)	443,894	(150,683)	293,211	326,911	(184,809)	142,102	181,462	(96,904)	84,558
Provisions (j), (e)	80,984	632,957	713,941	73,198	479,957	553,155	76,353	402,644	478,997
Other non-current liabilities (e), (h)	321,139	5,353	326,492	343,041	79,672	422,713	377,924	21,642	399,566

Equity
Other comprehensive income (i)	(117,324)	(36,645)	(153,969)	(11,192)	(3,496)	(14,688)	(33,785)	(12,212)	(45,997)
Accumulated losses	(836,214)	(4,277,093)	(5,113,307)	(1,214,756)	(3,221,085)	(4,435,841)	(1,743,795)	(3,116,559)	(4,860,354)

(*)	ROU - Right-of-use assets

Consolidated statement of net income (loss)	For the year ended December 31, 2018			For the year ended December 31, 2017
	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Operating revenue
Cargo and other revenue (f)	483,225	(96,293)	386,932	1,094,157	(84,666)	1,009,491
Operating expense
Maintenance materials and repairs (d)	(504,477)	254,372	(250,105)	(568,144)	83,988	(484,156)
Depreciation and amortization (a), (j)	(324,902)	(959,148)	(1,284,050)	(299,793)	(763,585)	(1,063,378)
Other operating expenses, net (h)	(875,148)	(6,268)	(881,416)	(572,497)	(4,078)	(576,575)
Other operating expenses, net - aircraft and other rent (a)	(1,509,947)	1,475,513	(34,434)	(1,181,731)	1,146,112	(35,619)
Financial result
Financial income (e)	41,393	33,129	74,522	94,805	33,467	128,272
Financial expense (a), (j)	(410,207)	(684,621)	(1,094,828)	(524,033)	(554,565)	(1,078,598)
Foreign currency exchange, net (a), (e), (j)	(194,706)	(1,111,357)	(1,306,063)	57,871	(23,012)	34,859
Result from related parties transactions, net (e)	342,083	39,642	381,725	194,351	(17,376)	176,975
Income tax
Income tax expense	(170,604)	(977)	(171,581)	(71,680)	79,189	7,509
Net income (loss)	420,277	(1,056,008)	(635,731)	529,039	(104,526)	424,513
Basic net income per common share – R$	0.02	(0.05)	(0.03)	0.02	(0.00)	0.02
Diluted net income per common share – R$	0.02	(0.05)	(0.03)	0.02	(0.00)	0.02
Basic net income per preferred share – R$	1.24	(3.13)	(1.88)	1.68	(0.33)	1.35
Diluted net income per preferred share – R$	1.23	(3.13)	(1.88)	1.64	(0.33)	1.32

Cash Flows	As reported	IFRS 16 Impact	As adjusted	As reported	IFRS 16 Impact	As adjusted
Cash flows from operating activities
Net income (loss) for the period	420,277	(1,056,008)	(635,731)	529,039	(104,526)	424,513
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation and amortization	324,902	959,148	1,284,050	299,793	763,585	1,063,378
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	90,141	1,153,741	1,243,882	(62,236)	24,245	(37,991)
Interest (income) and expenses on assets and liabilities	182,274	684,621	866,895	222,127	554,343	776,470
Deferred income tax and social contribution	170,604	977	171,581	71,680	(79,189)	(7,509)
Changes in operating assets and liabilities
Sublease receivables	–	4,854	4,854	–	46,859	46,859
Prepaid expenses	(71,723)	21,248	(50,475)	(20,017)	10,038	(9,979)
Other assets	(288,409)	78,107	(210,302)	(141,108)	39,412	(101,696)
Accounts payable	142,631	103,154	245,785	(93,524)	(1,573)	(95,097)
Other liabilities	31,639	(74,319)	(42,680)	(5,689)	58,021	52,332
Interest paid	(214,671)	(630,626)	(845,297)	(301,943)	(519,230)	(821,173)
Cash flows from investing activities
Acquisition of property and equipment	(754,637)	(331,805)	(1,086,442)	(589,497)	(105,535)	(695,032)
Cash flows from financing activities
Loan proceeds	–	–	–	1,750,111	(39,461)	1,710,650
Loan payment	(530,472)	(216,759)	(747,231)	(889,066)	(53,222)	(942,288)
Lease payment	(385,906)	(696,333)	(1,082,239)	(201,246)	(593,764)	(795,010)

a)
The application of IFRS 16 to leases previously classified as operating leases under IAS 17, resulted in the recognition of right-of-use
assets and lease liabilities. As a result, aircraft and other rent expenses have decreased, offset by an increase in depreciation and amortization expense, finance expense and foreign currency exchange expense.

b)	Finance lease aircraft, previously recognized in property, plant and equipment, and are now presented as a right-of-use asset.
c)	Finance lease liabilities, previously recognized as loans and financing, are now presented as lease liabilities,
d)
Heavy maintenance and structural checks expenses related to aircraft under operating lease were previously recorded under Maintenance materials and repais expenses. Under IFRS 16, these expenses are capitalized and depreciated.

e)
The Company, as a lessor, has classified its sublease agreements as finance leases and operating leases, dependending on the extent to which the lease transfers the risks and benefits inherent to the asset or right-of-use. For subleases classified as finance subleases, the leased assets have been de-recognized and a sublease receivables recorded. The provision for onerous contract of the 7 aircraft subleased to TAP, previously required under IAS 17 (Note 9), and was adjusted to reflect only the non avoidable costs non lease related. The revenue recorded for finance leases consists only of financial income and the sublease receivable balance is adjusted each accounting period for change to foreign exchange rates.

f)
For subleases classified as operating subleases, the Company continues to recognize the right-of-use asset, which continues to depreciate in accordance with the Company’s policy. Sublease revenue is recognized throught the sublease under the heading “Cargo and other revenues”.

g)	The Company had prepaid rent and maintenance expenses which have been incorporated in the right-of-use asset balances.
h)
The Company had deferred sale and leaseback losses which, upon transition, were recognized as a loss at the time of the transaction and corresponding amortization expenses previously recognized under IAS 17 were reversed.

i)	Deferred tax assets are recognized only to the extent that recovery is probable.
j)
Costs resulting from maintenance events that will be carried out immediately before the aircraft is returned to lessors (defined as restoration events under IFRS 16), are recognized as provisions from the beginning of the contract, provided that they can be estimated reasonably, against the recognition of a right
-
of
-
use asset, which is depreciated on a straight-line basis over the lease.

The Company’s aircraft lease rental payments are predominantly denominated in USD. While the Company’s foreign currency cash flow risk for lease rental payments are unchanged, the adoption of IFRS 16 will result in foreign currency denominated lease liabilities recognized on the balance sheet revaluing in response to exchange rate fluctuations in the USD/BRL exchange rate.
Amendments to IFRS 9:
Prepayment Features with Negative Compensation
Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are solely payments of principal and interest on the principal amount outstanding (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. These amendments had no impact on the consolidated financial statements of the Company.
Amendments to IAS 19:
Plan Amendment, Curtailment or Settlement
The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an Company is required to determine the current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event. A Company is also required to determine the net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event, and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments had no impact on the consolidated financial statements of the Company as it did not have any plan amendments, curtailments, or settlements during the period.
Amendments to IAS 28:
Long-term interests in associates and joint ventures
The amendments clarify that a Company applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.
The amendments also clarified that, in applying IFRS 9, a Company does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28
Investments in Associates and Joint Ventures
.
These amendments had no impact on the consolidated financial statements as the Company does not have longterm interests in its associate and joint venture.
IFRIC Interpretation 23
Uncertainty over Income Tax Treatment
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12
Income Taxes
. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether a Company considers uncertain tax treatments separately

•	The assumptions a Company makes about the examination of tax treatments by taxation authorities

•	How a Company determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	How a Company considers changes in facts and circumstances
The Company determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.
The Company applies significant judgement in identifying uncertainties over income tax treatments. Since the Company operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements.
Upon adoption of the Interpretation, the Company considered whether it has any uncertain tax positions, particularly those relating to transfer pricing. The Company’s and the subsidiaries’ tax filings in different jurisdictions include deductions related to transfer pricing and the taxation authorities may challenge those tax treatments. The Company determined, based on its tax compliance and transfer pricing study that it is probable that its tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities.

The Interpretation did not have an impact on the consolidated financial statements of the Company.

Annual Improvements 2015-2017 Cycle
IFRS 3 Business Combinations
The amendments clarify that, when a Company obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
A Company applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted.
These amendments had no impact on the consolidated financial statements of the Company as there is no transaction where joint control is obtained.
IFRS 11 Joint Arrangements
A Company that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.
A Company applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted.
These amendments had no impact on the consolidated financial statements of the Company as there is no transaction where a joint control is obtained.
IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, a Company recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.
Company applies the amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. When the Company first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.
Since the Company’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Company.

IAS 23 Borrowing Costs
The amendments clarify that a Company treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.
The Company applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the Company first applies those amendments. Company applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted.
Since the Company’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Company.

3.20 .	Standards issued but not yet effective
Amendments to IFRS 3:
Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3
Business Combinations
to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
Amendments to IAS 1 and IAS 8:
Definition of Material
In October 2018, the IASB issued amendments to IAS 1
Presentation of Financial Statements
and IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.
The amendments to the definition of material is not expected to have a significant impact on the Company consolidated financial statements.

Amendments to IFRS 9 – Financial Instruments, IAS 39 – Financial Instruments: Recognition and Measurement and IFRS 7 – Financial Instruments: Disclosures
Due to the changes in the interest rates used as market references – IBOR (Interbank Offered Rate), that will be terminated in future periods, there may be uncertainties in the evaluation of hedge accounting structures. Regulatory changes aim at minimizing possible impacts in these structures in the current scenario of prereplacement of rates. These changes are effective for the years beginning January 1, 2020. No significant impacts have been identified on the Consolidated Financial Statements of Company.
IFRS 17
Insurance Contracts
In May 2017, the IASB issued IFRS 17
Insurance Contracts
(IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure.
IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. This standard is not applicable to the Company.